NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 15.6%
	AEROSPACE & DEFENSE - 0.1%
920	HEICO Corporation	$ 132,682

	APPAREL & TEXTILE PRODUCTS - 0.1%
745	NIKE, Inc., Class B	124,169

	BEVERAGES - 0.8%
1,990	Brown-Forman Corporation, Class B	144,991
2,621	Coca-Cola Company (The)	155,189
540	Constellation Brands, Inc., Class A	135,524
1,629	Monster Beverage Corporation(a)	156,449
912	PepsiCo, Inc.	158,424
		750,577
	BIOTECH & PHARMA - 0.8%
1,333	Incyte Corporation(a)	97,842
879	Johnson & Johnson	150,371
1,173	Merck & Company, Inc.	89,899
160	Regeneron Pharmaceuticals, Inc.(a)	101,043
889	Seagen, Inc.(a)	137,439
690	Vertex Pharmaceuticals, Inc.(a)	151,524
		728,118
	CABLE & SATELLITE - 0.2%
874	Liberty Broadband Corporation - Series A(a)	140,627

	CHEMICALS - 0.7%
516	Air Products and Chemicals, Inc.	156,998
649	Ecolab, Inc.	152,249
455	Linde plc	157,626
395	Sherwin-Williams Company (The)	139,103
		605,976
	COMMERCIAL SUPPORT SERVICES - 0.4%
359	Cintas Corporation	159,098
2,773	Rollins, Inc.	94,864
733	Waste Connections, Inc.	99,886
		353,848

NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 15.6% (Continued)
	DIVERSIFIED INDUSTRIALS - 0.5%
796	3M Company	$ 141,393
431	Dover Corporation	78,270
349	Honeywell International, Inc.	72,770
644	Illinois Tool Works, Inc.	158,939
		451,372
	E-COMMERCE DISCRETIONARY - 0.2%
44	Amazon.com, Inc.(a)	146,711

	ELECTRICAL EQUIPMENT - 0.9%
1,073	AMETEK, Inc.	157,774
1,860	Amphenol Corporation, Class A	162,676
1,628	Fortive Corporation	124,200
377	Rockwell Automation, Inc.	131,516
309	Roper Technologies, Inc.	151,985
833	Trimble, Inc.(a)	72,629
		800,780
	ENTERTAINMENT CONTENT - 0.2%
1,194	Activision Blizzard, Inc.	79,437
1,068	Electronic Arts, Inc.	140,869
		220,306
	FOOD - 0.7%
825	Hershey Company (The)	159,613
3,245	Hormel Foods Corporation	158,388
1,680	McCormick & Company, Inc.	162,305
2,365	Mondelez International, Inc., Class A	156,823
		637,129
	HOUSEHOLD PRODUCTS - 1.0%
1,629	Church & Dwight Company, Inc.	166,974
1,862	Colgate-Palmolive Company	158,903
364	Estee Lauder Companies, Inc. (The), Class A	134,753
1,073	Kimberly-Clark Corporation	153,353
987	Procter & Gamble Company (The)	161,453
		775,436

NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 15.6% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.4%
2,587	Fastenal Company	$ 165,723
319	WW Grainger, Inc.	165,319
		331,042
	INTERNET MEDIA & SERVICES - 0.3%
361	Meta Platforms, Inc., Class A(a)	121,422
649	VeriSign, Inc.(a)	164,729
		286,151
	LEISURE FACILITIES & SERVICES - 0.7%
42	Chipotle Mexican Grill, Inc.(a)	73,427
588	McDonald's Corporation	157,625
1,027	Starbucks Corporation	120,128
2,053	Yum China Holdings, Inc.	102,322
753	Yum! Brands, Inc.	104,562
		558,064
	MACHINERY - 0.1%
606	Xylem, Inc.	72,672

	MEDICAL EQUIPMENT & DEVICES - 1.8%
632	10X Genomics, Inc., Class A(a)	94,143
1,141	Abbott Laboratories	160,584
1,812	Baxter International, Inc.	155,542
477	Becton Dickinson and Company	119,956
1,579	Boston Scientific Corporation(a)	67,076
346	Cooper Companies, Inc.	144,953
114	IDEXX Laboratories, Inc.(a)	75,064
302	Illumina, Inc.(a)	114,893
327	Insulet Corporation(a)	87,005
1,224	Medtronic PLC	126,623
47	Mettler-Toledo International, Inc.(a)	79,769
649	STERIS plc	157,973
541	Stryker Corporation	144,674
129	Thermo Fisher Scientific, Inc.	86,074
		1,614,329

NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 15.6% (Continued)
	RETAIL - CONSUMER STAPLES - 0.3%
650	Dollar General Corporation	$ 153,289
1,042	Walmart, Inc.	150,767
		304,056
	RETAIL - DISCRETIONARY - 0.3%
288	Home Depot, Inc. (The)	119,523
185	Lululemon Athletica, Inc.(a)	72,418
152	O'Reilly Automotive, Inc.(a)	107,347
		299,288
	SEMICONDUCTORS - 0.4%
453	Advanced Micro Devices, Inc.(a)	65,187
703	Analog Devices, Inc.	123,566
420	Skyworks Solutions, Inc.	65,159
764	Texas Instruments, Inc.	143,991
		397,903
	SOFTWARE - 1.8%
156	Adobe, Inc.(a)	88,461
1,325	Akamai Technologies, Inc.(a)	155,078
396	ANSYS, Inc.(a)	158,844
321	Autodesk, Inc.(a)	90,262
462	Cadence Design Systems, Inc.(a)	86,094
1,874	Cerner Corporation	174,038
237	Microsoft Corporation	79,708
2,193	Nuance Communications, Inc.(a)	121,317
393	salesforce.com, Inc.(a)	99,873
164	ServiceNow, Inc.(a)	106,454
245	Tyler Technologies, Inc.(a)	131,798
501	Veeva Systems, Inc., Class A(a)	127,995
272	Workday, Inc., Class A(a)	74,305
		1,494,227
	TECHNOLOGY HARDWARE - 0.6%
940	Apple, Inc.	166,915
707	Arista Networks, Inc.(a)	101,631
2,515	Cisco Systems, Inc.	159,376

NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 15.6% (Continued)
	TECHNOLOGY HARDWARE - 0.6% (Continued)
129	Zebra Technologies Corporation, Class A(a)	$ 76,781
		504,703
	TECHNOLOGY SERVICES - 1.5%
846	Broadridge Financial Solutions, Inc.	154,666
1,869	Cognizant Technology Solutions Corporation, Class A	165,817
1,762	CoStar Group, Inc.(a)	139,251
422	Mastercard, Inc., Class A	151,633
258	Moody's Corporation	100,770
808	Paychex, Inc.	110,292
279	S&P Global, Inc.	131,668
843	TransUnion	99,963
599	Verisk Analytics, Inc.	137,009
663	Visa, Inc., Class A	143,679
		1,334,748
	TOBACCO & CANNABIS - 0.1%
1,291	Philip Morris International, Inc.	122,645

	TRANSPORTATION & LOGISTICS - 0.5%
769	Expeditors International of Washington, Inc.	103,269
550	J.B. Hunt Transport Services, Inc.	112,420
253	Old Dominion Freight Line, Inc.	90,670
536	Union Pacific Corporation	135,035
		441,394
	WHOLESALE - DISCRETIONARY - 0.2%
828	Copart, Inc.(a)	125,541
143	Pool Corporation	80,938
		206,479

	TOTAL COMMON STOCKS (Cost $12,442,691)	13,835,432

NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares						Fair Value
	EQUITY FUNDS — 7.8%
	SMALL/MID-CAP GROWTH - 7.8%
51,917	Vanguard US Momentum Factor ETF					$ 6,912,697

	TOTAL EQUITY FUNDS (Cost $6,242,615)					6,912,697

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 69.7%
	EQUITY - 69.7%
43,959	Fidelity Low Volatility Factor ETF					2,299,667
128,388	Fidelity Momentum Factor ETF					6,893,062
41,090	Fidelity Quality Factor ETF					2,305,560
15,796	iShares Edge MSCI USA Quality Factor ETF					2,299,266
28,516	iShares MSCI USA Min Vol Factor ETF					2,306,944
37,859	iShares MSCI USA Momentum Factor ETF					6,883,523
143,238	JPMorgan US Momentum Factor ETF					6,914,098
50,577	JPMorgan US Quality Factor ETF					2,301,254
25,897	SPDR S&P 500 ETF Trust (b)					12,300,039
15,333	SPDR SSGA US Large Cap Low Volatility Index ETF					2,310,128
35,000	Vanguard S&P 500 ETF					15,279,950
						62,093,491

	TOTAL EXCHANGE-TRADED FUNDS (Cost $52,450,644)					62,093,491

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
276,884	First American Government Obligations Fund, Class X, 0.03% (Cost $276,884)(c)					276,884

Contracts(d)
	INDEX OPTIONS PURCHASED - 5.0%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 4.3%
47	S&P 500 INDEX SPX US 06/17/22 C4900	GS	06/17/2022	$ 4,900	$ 23,030,000	$ 671,865
49	S&P 500 INDEX SPX US 07/15/22 C5025	GS	07/15/2022	5,025	24,622,500	517,685
51	S&P 500 INDEX SPX US 08/19/22 C5025	GS	08/19/2022	5,025	25,627,500	664,785
53	S&P 500 INDEX SPX US 09/16/22 C4975	GS	09/16/2022	4,975	26,367,500	909,745
55	S&P 500 INDEX SPX US 10/21/22 C5250	GS	10/21/2022	5,250	28,875,000	473,275

NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Contracts(d)
	INDEX OPTIONS PURCHASED - 5.0% (Continued)		Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 4.3% (Continued)
53	S&P 500 INDEX SPX US 11/18/22 C5300	GS	11/18/2022	$ 5,300	$ 28,090,000	$ 455,270
	TOTAL CALL OPTIONS PURCHASED (Cost - $2,095,395)					3,692,625

	PUT OPTIONS PURCHASED - 0.7%
34	S&P 500 INDEX SPX US 03/18/22 P3800	GS	03/18/2022	$ 3,800	$ 12,920,000	$ 54,910
23	S&P 500 INDEX SPX US 03/18/22 P4020	GS	03/18/2022	4,020	9,246,000	56,120
9	S&P 500 INDEX SPX US 06/17/22 P3675	GS	06/17/2022	3,675	3,307,500	42,390
10	S&P 500 INDEX SPX US 07/15/22 P3725	GS	07/15/2022	3,725	3,725,000	62,300
9	S&P 500 INDEX SPX US 08/19/22 P3700	GS	08/19/2022	3,700	3,330,000	67,950
10	S&P 500 INDEX SPX US 09/16/22 P3675	GS	09/16/2022	3,675	3,675,000	84,100
10	S&P 500 INDEX SPX US 10/21/22 P3875	GS	10/21/2022	3,875	3,875,000	123,100
10	S&P 500 INDEX SPX US 11/18/22 P3825	GS	11/18/2022	3,825	3,825,000	128,750
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,122,761)					619,620

	TOTAL INDEX OPTIONS PURCHASED (Cost - $3,218,156)					4,312,245

	TOTAL INVESTMENTS - 98.4% (Cost $74,630,990)					$ 87,430,749
	CALL OPTIONS WRITTEN - (0.7)% (Proceeds - $380,498)					(523,175)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.2%					2,048,726
	NET ASSETS - 100.0%					$ 88,956,300

Contracts(d)
	WRITTEN INDEX OPTIONS - (0.7)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.7)%
47	S&P 500 INDEX SPX US 06/17/22 C5400	GS	06/17/2022	$ 5,400	$ 25,380,000	$ 67,680
49	S&P 500 INDEX SPX US 07/15/22 C5500	GS	07/15/2022	5,500	26,950,000	65,660
51	S&P 500 INDEX SPX US 08/19/22 C5500	GS	08/19/2022	5,500	28,050,000	106,335
53	S&P 500 INDEX SPX US 09/16/22 C5500	GS	09/16/2022	5,500	29,150,000	145,220
55	S&P 500 INDEX SPX US 10/21/22 C5800	GS	10/21/2022	5,800	31,900,000	71,500
53	S&P 500 INDEX SPX US 11/18/22 C5900	GS	11/18/2022	5,900	31,270,000	66,780
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $380,498)					523,175

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $380,498)					$ 523,175

NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(e)	Unrealized Appreciation
437	CBOT 10 Year US Treasury Note	03/22/2022	$ 57,014,953	$ 315,456
TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
SPDR	- Standard & Poor's Depositary Receipt

GS	Goldman Sachs

(a)	Non-income producing security.
(b)	Subject to call options written.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2021.
(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.